Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 454
Total assets at fair value	190,666	$ 169,447
Foreign currency forward contract	(1,271)	(668)
Total financial Liabilities	(1,271)	(668)
Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	36,374	33,833
Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	153,838	135,614
Level 1 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	190,212	169,447
Level 1 [member] | Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	36,374	33,833
Level 1 [member] | Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	153,838	135,614
Level 2 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	454
Total assets at fair value	454
Foreign currency forward contract	(1,271)	(668)
Total financial Liabilities	$ (1,271)	$ (668)